Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Additional paid-in capital	Retained earnings	Accumulated Other comprehensive income (loss)	Treasury shares (cost)	Non- controlling interests	Total
Balance at Dec. 31, 2021	$ 4,340	$ 153,048	$ 358,315	$ 25,516	$ (259)	$ 638,827	$ 1,179,787
Balance (in Shares) at Dec. 31, 2021	15,294,267
Net income			81,393			118,274	199,667
Foreign currency translation				(34,236)		(38,335)	(72,571)
Actuarial gain from defined benefit plans			1,330			1,387	2,717
Share of other comprehensive loss of companies accounted for at equity				(3,053)			(3,053)
Gain from investments in equity instruments measured at fair value through other comprehensive income (Note 8)				(5,257)			(5,257)
Total other comprehensive income (loss)			1,330	(42,546)		(36,948)	(78,164)
Total comprehensive income			82,723	(42,546)		81,326	121,503
Issuance of restricted shares to employees	$ 7	(7)
Issuance of restricted shares to employees (in Shares)	23,400
Cost of share-based payment (Note 19)		8,161				6,729	14,890
Dividend to Formula’s shareholders			(21,590)				(21,590)
Dividend to non-controlling interests in subsidiaries						(96,630)	(96,630)
Transactions with non-controlling interests due to holding changes, including exercise of employees’ stock options		(766)				744	(22)
Acquisition of non-controlling interests		(8,673)				(8,919)	(17,592)
Settlement and expiration of put options over non-controlling interests		(6,394)				(438)	(6,832)
Non-controlling interests arising from initially consolidated companies						4,219	4,219
Deconsolidation of a Matrix’s subsidiary						(811)	(811)
Balance at Dec. 31, 2022	$ 4,347	145,369	419,448	(17,030)	(259)	625,047	1,176,922
Balance (in Shares) at Dec. 31, 2022	15,317,667
Net income			64,014			101,718	165,732
Foreign currency translation				(3,422)		(895)	(4,317)
Actuarial gain from defined benefit plans			1,362			631	1,993
Share of other comprehensive loss of companies accounted for at equity				(575)			(575)
Gain from investments in equity instruments measured at fair value through other comprehensive income (Note 8)				9,996			9,996
Total other comprehensive income (loss)			1,362	5,999		(264)	7,097
Total comprehensive income			65,376	5,999		101,454	172,829
Issuance of restricted shares to employees	$ 4	(4)
Issuance of restricted shares to employees (in Shares)	15,000
Cost of share-based payment (Note 19)		7,269				11,415	18,684
Dividend to Formula’s shareholders			(9,605)				(9,605)
Dividend to non-controlling interests in subsidiaries						(62,487)	(62,487)
Transactions with non-controlling interests due to holding changes, including exercise of employees’ stock options		5,803				643	6,446
Acquisition of non-controlling interests		(923)				(4,404)	(5,327)
Settlement and expiration of put options over non-controlling interests		(32)				(1,029)	(1,061)
Non-controlling interests arising from initially consolidated companies						11,784	11,784
Balance at Dec. 31, 2023	$ 4,351	157,482	475,219	(11,031)	(259)	682,423	$ 1,308,185
Balance (in Shares) at Dec. 31, 2023	15,332,667						15,332,667
Net income			79,670			114,120	$ 193,790
Foreign currency translation				(5,345)		(6,822)	(12,167)
Actuarial gain from defined benefit plans			437			432	869
Share of other comprehensive loss of companies accounted for at equity				(3,316)			(3,316)
Gain from investments in equity instruments measured at fair value through other comprehensive income (Note 8)				6,272			6,272
Total other comprehensive income (loss)			437	(2,389)		(6,390)	(8,342)
Total comprehensive income			80,107	(2,389)		107,730	185,448
Cost of share-based payment (Note 19)		7,078				9,086	16,164
Dividend to Formula’s shareholders			(19,312)				(19,312)
Dividend to non-controlling interests in subsidiaries						(81,858)	(81,858)
Transactions with non-controlling interests due to holding changes, including exercise of employees’ stock options		(3,242)				(8,812)	(12,054)
Settlement and expiration of put options over non-controlling interests		(8,666)				(11,116)	(19,782)
Non-controlling interests arising from initially consolidated companies						12,554	12,554
Balance at Dec. 31, 2024	$ 4,351	$ 152,652	$ 536,014	$ (13,420)	$ (259)	$ 710,007	$ 1,389,345
Balance (in Shares) at Dec. 31, 2024	15,332,667						15,332,667